Fair Value Of Financial Instruments	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Of Financial Instruments
10.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures and records in its consolidated financial statements certain assets and liabilities at fair value. ASC Topic 820, Fair Value Measurement and Disclosures, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). This hierarchy consists of the following three levels:

•	Level 1—Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market.

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Level 2—Assets and liabilities whose values are based on inputs other than those included in Level 1, including quoted market prices in markets that are not active; quoted prices of assets or liabilities with similar attributes in active markets; or valuation models whose inputs are observable or unobservable but corroborated by market data.

•	Level 3—Assets and liabilities whose values are based on valuation models or pricing techniques that utilize unobservable inputs that are significant to the overall fair value measurement.

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial instruments with a fair value that approximates carrying value—The carrying amounts of cash and cash equivalents, trade receivables and payables, as well as financial instruments included in other current assets and other current liabilities, approximate fair values because of their short-term maturities.

Financial instruments with a fair value different from carrying value—The Company has, where appropriate, estimated the fair value of financial instruments for which the amortized cost carrying value may be significantly different than the fair value. As of June 30, 2020, and September 30, 2019, these instruments include outstanding debt. As described in Note 8 Debt, the Company records debt at amortized cost. The carrying values and the estimated fair values of the debt financial instruments (Level 2 measurements) consisted of the following (in thousands):

	June 30, 2020		September 30, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Term Loan Agreement due May 5, 2024	$467,112	$461,273	$808,507	$804,464
2021 Senior Notes due October 1, 2021	—	—	315,000	315,000
Revolving Credit Facility, expires March 9, 2022	44,000	44,000	—	—

The fair values of the debt instruments were determined using trading prices between qualified institutional buyers; therefore, the 2021 Senior Notes are classified as Level 2.

In connection with the acquisition of WES, LLC and Ultralox Technology, LLC (together, “Ultralox”) on December 20, 2017, the Company provided a contingent payment to the employees of Ultralox. The contingent payment was based on achievement of a minimum EBITDA amount and a multiple of EBITDA, for EBITDA exceeding a higher threshold for calendar year 2018. Based on the formula, the potential minimum of the contingent payment was zero and the potential maximum was $30.0 million. During the nine months ended June 30, 2019, the Company paid the former owners of Ultralox $2.0 million as partial settlement of the original contingent liability. At the acquisition date, the fair value was estimated to be $5.3 million. Of the fair value, $2.8 million is accounted for as contingent consideration in conjunction with the acquisition related to the non-employee owners, and the remaining $2.5 million (which was subsequently adjusted downward to $0.9 million due to changes in the estimated fair value of the contingent payment) was recognized as compensation expense from date of acquisition through June 30, 2018 related to the employee owners, who forfeit their share of the contingent payment if not employed through that date.

The contingent payment made was based on achievement of a minimum EBITDA amount and a multiple of EBITDA, for EBITDA exceeding a higher threshold for calendar 2018. The Company classified the contingent liability as Level 3, due to the lack of observable inputs. Significant assumptions made by the Company included a central estimate of EBITDA and EBITDA volatility of 39%. Changes in assumptions could have an impact on the payout of the contingent consideration payout amount.

During the nine months ended June 30, 2019, the Company amended the earnout agreement to include two additional payments totaling $3.4 million to the former owners of Ultralox that are contingent upon the employee owners continued employment through December 31, 2018 and 2019. These additional earnout payments will be recognized as compensation expense over the required employment periods, because they are contingent upon future service from the date of the amendment. During the nine months ended June 30, 2020, the Company paid the remaining $1.7 million as settlement of the amended earnout agreement. At June 30, 2020 and September 30, 2019, the contingent payment liability was $0.0 million and $1.3 million, respectively, and is recorded in “Accrued expenses and other liabilities” in the Condensed Consolidated Balance Sheets.

The following table provides a roll-forward of the aggregate fair value of the contingent consideration and compensation expense categorized as Level 3 (in thousands).

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$1,303	$1,900
Change in fair value of contingent consideration	—	53
Less: contingent payments	(1,675)	(3,675)
Contingent payment recognized as compensation expense	372	2,653

Ending balance	$—	$931

For the nine months ended June 30, 2020 and 2019, the estimated contingent payment recognized as compensation expense was $0.0 million and $0.9 million, respectively, and was included in Non-cash compensation expense in the Condensed Consolidated Statements of Cash Flows.

10.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are further described in Note 2—Summary of Significant Accounting Policies.

Financial instruments with a fair value that approximates carrying value—The carrying amounts of cash and cash equivalents, trade receivables and payables, as well as financial instruments included in other current assets and other current liabilities, approximate fair values because of their short-term maturities.

Financial instruments with a fair value different from carrying value—The Company has, where appropriate, estimated the fair value of financial instruments for which the amortized cost carrying value may be significantly different than the fair value. As of September 30, 2019, and 2018, these instruments include the Company’s outstanding debt.

As described in Note 8 Debt, the Company records debt at amortized cost. The carrying values and the estimated fair values of debt financial instruments (Level 2 measurements) as of September 30 are as follows:

	2019		2018
(In thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Term loan due May 5, 2024	$808,507	$804,464	$816,570	$821,306
Senior Notes due October 1, 2021	$315,000	$315,000	$315,000	$320,119

The fair values of debt instruments were determined using trading prices between qualified institutional buyers; therefore, the debt instruments valuations are classified as Level 2.

Financial instrument remeasured at fair value on a recurring basis—In connection with the acquisition of Ultralox on December 20, 2017, the Company offered a contingent payment. The contingent payment was based on achievement of a minimum EBITDA amount and a multiple of EBITDA, for EBITDA exceeding a higher threshold for calendar year 2018. The potential minimum of the contingent payment would have been zero and the potential maximum would have been $30.0 million. During the fiscal year ended September 30, 2019, the Company paid the former owners of Ultralox $2.0 million as settlement of the contingent payment liability. At the date of acquisition (Note 3) the fair value was estimated to be $5.3 million. Of the fair value, $2.8 million is accounted for as contingent consideration in conjunction with the acquisition related to the non-employee owners, and the remaining $2.5 million (which was subsequently adjusted downward to $0.9 million due to changes in the estimated fair value of the contingent payment) has been recognized as compensation expense to the employee-owners from the date of acquisition through June 30, 2018 as the employee-owners forfeit their share of the contingent payment if they are not employed through that date.

The contingent payment made was based on achievement of a minimum EBITDA amount and a multiple of EBITDA, for EBITDA exceeding a higher threshold for calendar 2018. The Company classified the contingent liability as Level 3, due to the lack of observable inputs. The significant assumptions made by the Company included a central estimate of EBITDA and EBITDA volatility of 39%. Changes in assumptions could have an impact on the payout of the contingent consideration payout amount.

During the fiscal year ended September 30, 2019, the Company amended the earnout agreement to include two additional payments totaling $3.4 million to the former owners of Ultralox that are contingent upon the former owners continued employment through December 31, 2018 and 2019. These additional earnout payments are recognized as compensation expense over the required employment periods, since they are contingent upon future service from the date of the amendment. In addition, during the fiscal year ended September 30, 2019, the Company paid the former owners of Ultralox $1.7 million as partial settlement of the amended earnout agreement. At September 30, 2019 and 2018, the contingent payment liability of $1.3 million and $1.9 million, respectively was recorded in “Accrued expenses and other liabilities” in the Consolidated Balance Sheets.

	As of September 30,
	2019				2018
(In thousands)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent compensation	$1,303	$—	$—	1,303	$888	$—	$—	$888
Contingent consideration	—	—	—	—	1,012	—	—	1,012

Total contingent consideration and compensation	$1,303	$—	$—	$1,303	$1,900	$—	$—	$1,900

The following table provides a roll-forward of the aggregate fair value of the contingent consideration and compensation categorized as Level 3 for the years ended September 30, 2019 and 2018:

(US dollars in thousands)	As of September 30, 2019	As of September 30, 2018
Beginning balance	$1,900	$—
Issuance of contingent consideration in connection with acquisition	—	2,822
Change in fair value of contingent consideration	53	(1,810)
Less contingent payments	(3,675)	—
Compensation expense recognized	3,025	888

Ending balance	$1,303	$1,900

For the years ended September 30, 2019 and 2018, the estimated contingent payment recognized as compensation expense of $1.3 million and $0.9 million, respectively, is included in “Non-cash compensation expense” in the Consolidated Statements of Cash Flows.